Consolidated Statements of Changes in Equity - USD ($)	Common Stock Class A	Common Stock Class B	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2016	$ 16,936	$ 30,345	$ 37,261,366	$ (26,109,768)	$ 2,738,822	$ 13,937,701
Balance, shares at Dec. 31, 2016	6,201,475	11,111,111
Net proceeds from issuance of common stock, net of issuance costs			1,492,538			1,492,538
Stock based compensation			479,233			479,233
Foreign currency translation					380,077	380,077
Net loss				(5,136,434)		(5,136,434)
Balance at Dec. 31, 2017	$ 16,936	$ 30,345	39,233,137	(31,246,202)	3,118,899	11,153,115
Balance, shares at Dec. 31, 2017	6,201,475	11,111,111
Issuance of shares upon excise of share-based awards	$ 52		17,799			17,851
Issuance of shares upon excise of share-based awards, shares	190,000
Issuance of shares to non-employees	$ 1,297		1,122,702			1,123,999
Issuance of shares to non-employees, shares	475,000
Stock based compensation			247,134			247,134
Disposal of a subsidiary					(515,477)	(515,477)
Net loss				(8,910,002)		(8,910,002)
Balance at Dec. 31, 2018	$ 18,285	$ 30,345	40,620,772	(40,156,204)	2,603,422	3,116,620
Balance, shares at Dec. 31, 2018	6,695,475	11,111,111
Exemption of borrowings from related party			143,301			143,301
Stock based compensation			69,176			69,176
Foreign currency translation		$ 0	0	0	(166,892)	(166,892)
Net loss		0	0	(4,450,994)		(4,450,994)
Balance at Dec. 31, 2019	$ 18,285	$ 30,345	$ 40,833,249	$ (44,607,198)	$ 2,436,530	$ (1,288,789)
Balance, shares at Dec. 31, 2019	6,695,475	1,111,111